Risk management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
By Maturity [Abstract]
Less than 1 Year	R$ 186,373,511	R$ 174,247,968	R$ 161,664,232
Between 1 and 5 years	99,309,551	82,513,030	79,356,369
More than 5 years	36,250,128	31,068,215	27,416,955
Loans and advances to customers, gross	321,933,190	287,829,213	268,437,556
By internal classification of risk
Low	240,440,294	226,098,497	207,889,639
Medium-low	50,485,682	33,635,378	32,104,168
Medium	11,967,262	10,423,293	10,940,879
Medium-High	7,722,198	8,215,024	6,976,969
High	11,317,754	9,457,021	10,525,901
Loans and advances to customers, gross	R$ 321,933,190	R$ 287,829,213	R$ 268,437,556